Summary of Signification Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Signification Accounting Policies [Line Items]
Amount in excess of government insurance	$ 3,734,049	$ 4,610,723
Provision for expected credit loss	648,653	520,555
Share-based compensation		630,000	$ 1,270,000
Deferred revenue recognized	$ 1,859,990	1,007,494	$ 859,990
Sale of goods percentage	76.00%
Revenues percentage	24.00%
Minimum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances	$ 123,996
Maximum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances		$ 56,790,000